Capitalized software, net - Schedule of Capitalized Software, Net (Detail) - USD ($)		3 Months Ended						9 Months Ended		12 Months Ended
		Sep. 30, 2021		Jun. 30, 2021		Mar. 31, 2021		Sep. 30, 2022		Dec. 31, 2021		Dec. 31, 2020
Schedule Of Capitalized Software, Net [Line Items]
Beginning balance		$ 201,876		$ 106,607		$ 23,443		$ 699,753		$ 23,443		$ 16,005
Additions		2,546,068		95,269		83,164				676,310		7,438
Legal entity separation-related adjustments	[1]							(699,753)
Ending balance		2,747,944		201,876		106,607		0		699,753		23,443
Cost [member]
Schedule Of Capitalized Software, Net [Line Items]
Beginning balance		275,689		160,320		43,193		827,434		43,193		26,699
Additions		2,557,840		115,369		117,127				784,241		16,494
Legal entity separation-related adjustments	[1]							(827,434)
Ending balance		2,833,529		275,689		160,320		0		827,434		43,193
Amortization [Member]
Schedule Of Capitalized Software, Net [Line Items]
Beginning balance		(73,813)	[2]	(53,713)	[2]	(19,750)	[2],[3]	(127,681)	[2],[3]	(19,750)	[2],[3]	(10,694)	[3]
Additions		(11,772)	[2]	(20,100)	[2]	(33,963)	[2]			(107,931)	[3]	(9,056)	[3]
Legal entity separation-related adjustments	[1],[2]							127,681
Ending balance	[2]	$ (85,585)		$ (73,813)		$ (53,713)		$ 0		$ (127,681)	[3]	$ (19,750)	[3]

[1]	As a result of the change in the carve-out methodology from management approach to legal entity approach, the capitalized software balance presented on December 31, 2021, is no longer presented in this unaudited condensed combined consolidated financial statement. The costs associated with software licenses used by the UAM Business will be charged by ERJ to Eve as part of the MSA and SSA. Refer to Note 3 for further information on the change in the carve-out methodology.
[2]	The amortization effect is recorded in “General and administrative” in the unaudited condensed combined consolidated statements of income.
[3]	The amortization effect is recorded in “General and administrative” in the combined statements of income.